INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Text Block]
12.	INCOME TAXES

A reconciliation of the U.S. federal statutory tax rate of 34% (2013 - 34% and 2012 – 34%) to the total provision is as follows (comparatives have been reclassified to conform to the current year presentation):

Year ended December 31,	2014	2013	2012

Loss for the year	$1,162,625	$20,106,911	$5,270,719
Recovery of income tax and statutory rates	395,293	6,836,350	1,792,045
Foreign tax rate differential	(59,081)	(3,522,620)	(693,291)
Income (losses) not subject to tax	-	(1,884,045)	(302,741)
Expenses not deductible for tax	(113)	(42,936)	-
Capital Loss on sale of Subsidiary	4,876,036	-	-
Other	(176,765)	649,197	42,701
Change in valuation allowance	(5,035,370)	(2,035,946)	(838,714)
	-	-	-

The significant components of deferred income taxes consist of the following (comparatives have been reclassified to conform to the current year presentation):

As at December 31,	2014	2013	2012
Deferred tax asset
Loss carryforwards	$4,661,550	$4,576,065	$3,710,922
Capital Loss carryforwards	$5,873,698	-	-
Investments	-	960,957	-
Capital assets	62,385	10,101	-
Others	160,429	175,568	-

Deferred tax liability
Capital assets	-	-	(24,177)

Total	10,758,062	5,722,691	3,686,745
Valuation allowance	(10,758,062)	(5,722,691)	(3,686,745)
	-	-	-

During the year ended December 31, 2014, the Company incurred net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carryforward has been fully reserved.

There could be additional limitations, on an annual basis, relating to the utilization of net operating losses and capital losses as a result of the transactions involving the issuance of additional shares in 2014.

The U.S. net operating loss net of unrecognized tax benefit, available to be applied against future years’ taxable income is $11,461,273 at December 31, 2014. If not utilized, these U.S. income tax losses will expire as follows:

2025	$97,637
2026	223,603
2027	1,874,027
2028	3,340,280
2029	406,098
2030	952,212
2031	1,552,580
2032	1,482,729
2033	864,640
2034	667,467
$11,461,273

The U.S. capital loss available to be applied against future years’ capital gain is $17,275,583 at December 31, 2014. If not utilized, these U.S. capital losses will expire in 2019 year.

Turkish net operating loss carryforwards were $764,717 at December 31, 2014 ($912,112 at December 31, 2013). If unused, they will expire between 2017 and 2019.

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2014	2013	2012
Unrecognized tax benefit - January 1	$213,309	-	-
Gross increases - tax positions in prior period	-	213,309	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$213,309	-

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Interest is not accrued on unrecognized tax benefit that can be offset with tax losses. The Company did not accrue penalties and interest historically or during 2014.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2014, the Company’s tax years for 2010 to 2014 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2014, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2010.